                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06139

                                BBH Fund, Inc.
                       BBH Inflation Indexed Securities Fund
                         BBH International Equity Fund
                         BBH Tax Efficient Equity Fund
                      BBH Broad Market Fixed Income Fund

               (Exact name of registrant as specified in charter)

               40 Water Street Boston MA., 02109-3661
                    (Address of principal executive offices)

            Charles Schreiber, Principal Financial Officer,
                 BBH Fund, Inc., 40 Water Street,
                       Boston, MA,  01915.
         Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-3728

Date of fiscal year end: OCTOBER 31

Date of reporting period: JULY 31, 2006

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH INFLATION-INDEXED SECURITIES FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

	Principal
	Amount							Value
			U.S. TREASURY NOTES AND BONDS (119.5%)
	$19,628,394		0.875%, 4/15/2010[1]					$18,575,665
	64,278,665		1.875%, 7/15/2013[1]					62,121,794
	46,467,432		2.000%, 1/15/2014[1]					45,171,409
	19,251,277		2.000%, 7/15/2014[1]					18,685,020
	40,300,665		2.000%, 1/15/2016[1]					38,888,570
	124,625,981		2.000%, 1/15/2026[1]					116,432,819
	71,415,400		2.375%, 4/15/2011[1]					71,393,118
	75,204,000		2.500%, 7/15/2016[1]					75,791,494
	37,154,988		3.000%, 7/15/2012[1]					38,421,512
	20,162,343		3.375%, 1/15/2007[1]					20,191,478
	45,259,761		3.500%, 1/15/2011[1]					47,446,713
	25,068,800		3.625%, 1/15/2008[1]					25,463,433
	2,592,996		3.875%, 1/15/2009[1,2]					2,684,155
	20,725,035		3.875%, 4/15/2029[1]					26,176,693
	8,990,892		4.250%, 1/15/2010[1]					9,555,628
			Total U.S. Treasury Notes and Bonds					616,999,501
			(Identified cost $615,927,488)

			ASSET BACKED SECURITIES (4.3%)
	2,900,000		Advanta Business Card Master Trust 2005-C1 5.835%, 8/20/2011[3]					2,917,156
	3,000,000		Banc One Issuance Trust 2004-C1 5.830%, 11/15/2011[3]					3,020,687
	3,000,000		Citibank Credit Card Issuance Trust 2001-C1 6.587%, 1/15/2010[3]					3,036,742
	33,892		Credit-Based Asset Servicing and Securitization 4A 5.967%, 6/25/2032[3,4]					33,909
	5,000,000		Credit-Based Asset Servicing and Securitization 4A2 6.327%, 6/25/2032[3,4]					5,031,250
	1,560,536		Federated CBO II, Ltd. 8.630%, 7/10/2012[4]					1,599,550
	3,750,000		MBNA Credit Card Master Note Trust 2005-C1 5.740%, 10/15/2012[3]					3,781,053
	2,840,000		Metris Master Trust 2005-1A 7.178%, 3/21/2011[3,4]					2,843,886
			Total Asset Backed Securities					22,264,233
			(Identified cost $22,242,027)

			CORPORATE BONDS (7.1%)
			AUTOMOTIVE (1.5%)
	5,000,000		DaimlerChrysler NA Holding Corp. 5.740%, 11/17/2006[3]					5,002,505
	3,000,000		Toyota Motor Credit Corp. 6.417%, 2/05/2016[3]					2,974,230
								7,976,735

			BUILDING MATERIALS (0.4%)
	2,000,000		Lennar Corp. 6.146%, 3/19/2009[3]					1,998,016
								1,998,016

			CABLE (0.5%)
	2,500,000		Cox Communications, Inc. 5.869%, 12/14/2007[3]					2,512,218
								2,512,218

			FINANCE (3.3%)
	3,000,000		Bear Stearns & Co., Inc. 5.785%, 1/30/2009[3]					3,017,316
	1,890,000		Merrill Lynch & Co., Inc. 5.330%, 3/02/2009[3]					1,831,353
	4,000,000		Pemex Project Funding Master Trust 6.629%, 6/15/2010[3,4]					4,090,000
	8,500,000		SLM Corp. 6.290%, 1/31/2014[3]					8,105,175
								17,043,844

			INSURANCE (0.6%)
	2,950,000		Allstate Life Global Funding Trust 5.270%, 3/01/2010[3]					2,820,879
								2,820,879

			UTILITY (0.8%)
	4,320,046		Tennessee Valley Authority 3.375%, 1/15/2007[1]					4,321,385
								4,321,385
			Total Corporate Bonds
			(Identified cost $37,182,155)					36,673,077

BBH INFLATION-INDEXED SECURITIES FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

	Principal
	Amount							Value
			FOREIGN GOVERNMENT BOND (4.0%)
	€7,833,450		Buoni Poliennali Del Tesoro 2.350%, 9/15/2035					$10,241,174
	6,481,260		France Government 3.150%, 7/25/2032					10,422,781
			(Identified cost $20,090,494)					20,663,955

			SHORT-TERM INVESTMENT (1.3%)
	$6,900,000		Federal Home Loan Bank , 8/1/2006					6,900,000
			Total Short-Term Investment
			(Identified cost $6,900,000)					6,900,000

TOTAL INVESTMENTS (identified cost $702,342,164)[5]							136.2%	$703,500,766
LIABILITIES IN EXCESS OF OTHER ASSETS							(36.2)	(187,080,876)
NET ASSETS							100.0%	$516,419,890

[1]	Inflation Protected Security.

[2]	Security held as collateral on futures contracts.

[3]	Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The
	yield shown represents the July 31, 2006 coupon rate.

[4]	Securites exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold.
	in transactions exempt from registraton, normally to qualified institutional buyers. Total market value of 144A
	securities owned at July 31, 2006 was $13,598,595 or 2.6% of net assets.

[5]	The aggregate cost for federal income tax purposes is $702,342,164, the aggregate gross unrealized appreciation is
	$4,129,189, and the aggregate gross unrealized depreciation is $2,970,587, resulting in net unrealized depreciation of $1,158,602.

	Securities with an aggregate market value of $166,512,200 have been segregated with primary dealers of U.S. Government Obligations as
	designated by the Federal Reserve Bank of New York in association with reverse repurchase agreements:

	Counter-Party	Rate	Repurchase Date	Security		Value

Lehman Brothers

 5.24%

 8/04/2006

U.S. Treasury Notes TIPS 3.875%, 01/15/2009

$49,632,657

 Barclays

 5.30%

 8/23/2006

U.S. Treasury Notes TIPS 1.875%, 07/15/2013

$53,125,000

Lehman Brothers

  5.27%

 8/24/2006

U.S. Treasury Notes TIPS 2.000%, 01/15/2016

$63,754,543

	A summary of obligations under open forward foreign currency exchange contracts outstanding at
	July 31, 2006 is as follows:

	Currency	Contracts to Receive (Deliver)	Delivery Date			Unrealized Appreciation (Depreciation)
	Euro	22,956,931	8/31/06			$22,956,931
	Euro	(18,012,500)	8/31/06			$(23,034,918)

	A summary of obligations under open futures contracts at July 31, 2006 is as follows:

	Position	Expiration Date	Contracts	Note/Bond	Base Contract Value	Unrealized Appreciation (Depreciation)
	Long	9/2006	1000	U.S. Treasury Note	$108,281,250	$(679,688)

	As of July 31, 2006, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements
	on open futures contracts.

Currency Abbreviation:
	€ - Euro

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.
Date of first use: 9/06.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

Shares					Value
	COMMON STOCKS – 98.6%
	AUSTRALIA – 7.4%
	CONSUMER STAPLES
466,618	Coles Myer, Ltd.				$4,054,083
1,351,579	Foster's Group, Ltd.				5,570,366
					9,624,449
	ENERGY
261,954	Woodside Petroleum, Ltd.				8,630,399

	FINANCE
319,000	Lend Lease Corp., Ltd.				3,481,965
273,535	National Australia Bank, Ltd.				7,490,415
					10,972,380
	INDUSTRIALS
96,263	Wesfarmers, Ltd.				2,610,800

	MATERIALS
530,523	Amcor, Ltd.				2,753,143

	TELECOMMUNICATIONS
1,405,209	Telstra Corp.[1]				4,107,252
	Total Australia				38,698,423

	BELGIUM – 1.1%
	FINANCE
158,542	Fortis				5,636,311
	Total Belgium				5,636,311

	DENMARK – 0.6%
	HEALTH CARE
52,049	Novo Nordisk A/S				3,203,481
	Total Denmark				3,203,481

	FINLAND – 1.5%
	MATERIALS
190,400	UPM-Kymmene Oyj				4,232,759

	TELECOMMUNICATIONS
190,000	Nokia Oyj				3,770,061
	Total Finland				8,002,820

	FRANCE – 9.8%
	CONSUMER DISCRETIONARY
40,581	Renault SA				4,434,260

	CONSUMER STAPLES
65,579	Carrefour SA				4,086,998
59,000	L'Oreal SA				5,910,556
					9,997,554
	DIVERSIFIED OPERATIONS
51,500	LVMH Moet Hennessy Louis Vuitton SA				5,173,530

	ENERGY
184,624	Total SA				12,582,552

	FINANCE
46,869	Societe Generale				6,992,494

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2006 (unaudited)

Shares					Value
	COMMON STOCKS (continued)
	France (continued)
	INDUSTRIALS
71,597	Compagnie de Saint-Gobain				$5,111,692

	MEDIA
162,000	Societe Television Francaise				5,161,737

	TELECOMMUNICATIONS
78,371	France Telecom SA				1,641,236
	Total France				51,095,055

	GERMANY – 3.4%
	HEALTH CARE
52,000	Altana AG				2,981,654

	MATERIALS
149,022	Bayer AG				7,338,481

	UTILITIES
84,938	RWE AG				7,456,584
	Total Germany				17,776,719

	HONG KONG – 6.9%
	CONSUMER STAPLES
4,600	Cheesecake China[2,3]				0

	DIVERSIFIED OPERATIONS
500,000	Hutchison Whampoa, Ltd.				4,556,134

	ENERGY
7,800,000	CNOOC, Ltd.				6,701,518

	FINANCE
862,000	Wharf Holdings, Ltd.				3,197,788

	TELECOMMUNICATIONS
1,050,000	China Mobile (Hong Kong), Ltd.				6,783,132

	UTILITIES
820,000	CLP Holdings, Ltd.				4,865,589
2,520,000	Hong Kong & China Gas Co.				5,709,580
814,000	Hong Kong Electric Holdings, Ltd.				3,876,535
					14,451,704
	Total Hong Kong				35,690,276

	ITALY – 2.6%
	FINANCE
1,428,452	Banca Intesa SpA				8,255,061
113,451	UniCredito Italiano SpA				872,975
558,990	UniCredito Italiano SpA				4,301,363
					13,429,399
	Total Italy				13,429,399

	JAPAN – 31.3%
	CONSUMER DISCRETIONARY
121,000	Denso Corp.				4,143,715
144,000	Honda Motor Co., Ltd.				4,751,732
83,000	Sony Corp.				3,824,521
155,300	Toyota Motor Corp.				8,185,766
					20,905,734

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2006 (unaudited)

Shares					Value
	COMMON STOCKS (continued)
	Japan (continued)
	CONSUMER STAPLES
138,000	Hoya Corp.				$4,819,780
144,000	Ito En, Ltd.[1]				5,201,195
229,000	Kao Corp.				5,954,747
30,000	Shimamura Corp				3,066,354
					19,042,076
	FINANCE
100,000	Daito Trust Construction				5,430,526
426	Millea Holdings, Inc.				8,240,336
300,000	Mitsubishi Estate Co., Ltd.				6,201,754
400	Mitsubishi Tokyo Financial Group, Inc.				5,600,904
235,000	Nikko Cordial Corp.				2,795,995
					28,269,515
	HEALTH CARE
115,500	Astellas Pharma, Inc.				4,594,511
122,000	Eisai Co., Ltd.				5,635,249
210,200	Takeda Pharmaceutical Co., Ltd.				13,571,565
					23,801,325
	INDUSTRIALS
160,000	Daikin Industries, Ltd.				5,164,332
58,500	Fanuc, Ltd.				4,873,080
35,600	Hirose Electric Co., Ltd.				4,590,945
20,350	Keyence Corp.				4,632,800
53,000	Murata Manufacturing Co., Ltd.				3,496,947
101,000	Secom Co., Ltd.				4,921,772
516	West Japan Railway Co.				2,158,279
					29,838,155
	INFORMATION TECHNOLOGY
279,300	Canon, Inc.				13,458,339
354,000	Hitachi, Ltd.				2,252,377
43,000	Rohm Co., Ltd.				3,653,905
					19,364,621
	MATERIALS
39,000	Nitto Denko Corp Ord				2,830,591
91,000	Shin-Etsu Chemical Co., Ltd.				5,265,110
					8,095,701
	TELECOMMUNICATIONS
1,013	KDDI Corp.				6,568,302
495	Nippon Telegraph & Telephone Corp.				2,579,214
3,300	NTT DoCoMo, Inc.				4,804,934
					13,952,450
	Total Japan				163,269,577

	NETHERLANDS – 3.4%
	CONSUMER DISCRETIONARY
357,096	Reed Elsevier NV				5,300,753

	CONSUMER STAPLES
112,000	Heineken Holdings NV				4,510,972

	FINANCE
198,266	ING Groep NV				8,043,690
	Total Netherlands				17,855,415

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2006 (unaudited)

Shares					Value
	COMMON STOCKS (continued)
	NEW ZEALAND – 0.5%
	TELECOMMUNICATIONS
977,229	Telecom Corp. of New Zealand, Ltd.[1]				$2,458,844
	Total New Zealand				2,458,844

	SINGAPORE – 0.9%
	FINANCE
90,000	Jardine Matheson Holdings, Ltd.				1,709,870
803,200	Oversea-Chinese Banking Corp., Ltd.				3,232,115
					4,941,985
	Total Singapore				4,941,985

	SOUTH AFRICA – 0.5%
	ENERGY
69,598	Sasol, Ltd.				2,536,902
	Total South Africa				2,536,902

	SOUTH KOREA – 0.4%
	MATERIALS
36,705	POSCO ADR[1]				2,266,167
	Total South Korea				2,266,167

	SPAIN – 5.0%
	CONSUMER DISCRETIONARY
90,000	Industria de Diseno Textil SA (Inditex)				3,908,014

	FINANCE
346,715	Banco Santander Central Hispano SA				5,251,005

	TELECOMMUNICATIONS
549,961	Telefonica SA				9,300,004

	UTILITIES
216,131	Iberdrola SA				7,671,421
	Total Spain				26,130,444

	SWEDEN – 1.4%
	CONSUMER DISCRETIONARY
98,000	Hennes & Mauritz AB (B shares)				3,635,221

	TELECOMMUNICATIONS
1,180,000	Telefonaktiebolaget LM Ericsson Series B				3,716,193
	Total Sweden				7,351,414

	SWITZERLAND – 2.0%
	CONSUMER STAPLES
17,100	Nestle SA Registered				5,603,024

	HEALTH CARE
85,000	Novartis AG Registered				4,827,198
	Total Switzerland				10,430,222

	TAIWAN – 0.4%
	TELECOMMUNICATIONS
125,500	Chunghwa Telecom Co., Ltd. ADR				2,330,535
	Total Taiwan				2,330,535

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2006 (unaudited)

Shares					Value
	COMMON STOCKS (continued)
	UNITED KINGDOM – 19.5%
	CONSUMER DISCRETIONARY
141,822	Compass Group, Plc.				$676,654
446,931	GKN, Plc.				2,168,729
800,000	Kingfisher, Plc.				3,655,828
					6,501,211
	CONSUMER STAPLES
271,297	Boots Group, Plc.				3,984,841
134,000	Reckitt Benckiser, Plc.				5,379,636
238,691	Unilever Plc /Gbp/				5,648,856
1,020,000	William Morrison Supermarkets, Plc.				3,898,861
					18,912,194
	ENERGY
1,184,093	BG Group, Plc.				15,940,257
1,058,872	BP, Plc.				12,799,271
191,833	Royal Dutch Shell, Plc.				6,773,191
					35,512,719
	FINANCE
176,938	Aviva, Plc.				2,375,275
456,262	HBOS, Plc.				8,310,121
586,076	Lloyds TSB Group, Plc.				5,904,369
200,227	Royal Bank of Scotland Group, Plc.				6,519,634
					23,109,399
	HEALTH CARE
309,280	GlaxoSmithKline, Plc.				8,557,033

	INDUSTRIALS
236,033	Brambles Industries, Plc.				1,927,282

	MATERIALS
46,000	Rio Tinto, Plc.				2,397,715

	UTILITIES
1,000,000	Centrica, Plc.				5,477,169
	Total United Kingdom				102,394,722
	Total Common Stocks (Identified cost $395,307,755)				515,498,711

	PUT OPTIONS (0.0%)				1,000.00
2,500,000	CitigroupEuro Currency Option				1,000.00
	TOTAL PUT OPTIONS (Identified cost $74,750)

Principal
Amount
	SHORT-TERM INVESTMENTS – 4.1%
	Brown Brothers Investment Trust Securities
$14,369,457	Lending Fund[4]				14,369,457
2,600,000	Dresdner Time Deposit 5.30% 08/01/06				2,600,000
4,500,000	Societe Generale Time Deposit 5.30% 08/01/06				4,500,000
	TOTAL SHORT-TERM INVESTMENTS (Identified cost $21,469,457)				21,469,457

TOTAL INVESTMENTS (identified cost $416,851,962)				102.7%	$536,969,168
LIABILITIES IN EXCESS OF OTHER ASSETS				(2.7)	(14,396,620)
NET ASSETS				100%	$522,572,548

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2006 (unaudited)

[1] Security, or a portion thereof, on loan.

[2] Illiquid security, fair valued by investment advisor.

[3] Non-income producing security.

[4] Affiliated Issuer.

[5] The aggregate cost for federal income tax purposes is $416,851,962, the aggregate gross unrealized appreciation is $133,300,219, and the aggregate gross unrealized depreciation is $13,183,013, resulting in net unrealized appreciation of $120,117,206.

A summary of obligations under open forward foreign currency exchange contracts outstanding at
July 31, 2006 is as follows:

Currency	Contracts to Deliver	Delivery Date	Unrealized Appreciation (Depreciation)
British Pound	11,196,588	10/31/06	$11,196,587
British Pound	(6,003,500)	10/31/06	$(11,236,554)

ADR - American Depositary Receipt.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.
Date of first use: 9/06.

BBH TAX - EFFICIENT EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

Shares			Value
	COMMON STOCKS (90.0%)
	CONSUMER DISCRETIONARY (14.1%)
43,800	Bed, Bath & Beyond, Inc.[1]		$1,466,424
11,575	CBS Corp. (Class B)		317,502
163,625	Liberty Global, Inc. (Class C)[1]		3,465,578
246,800	ServiceMaster Co.		2,539,572
95,600	Viacom, Inc. (Class B)[1]		3,331,660
	Total Consumer Discretionary		11,120,736

	CONSUMER STAPLES (21.4%)
82,975	Cadbury Schweppes, Plc. ADR		3,257,598
29,325	Coca-Cola Co.		1,304,962
44,790	Costco Wholesale Corp.		2,363,120
18,175	Molson Coors Brewing Co. (Class B)		1,298,604
45,200	Nestle SA ADR		3,700,592
26,775	PepsiCo, Inc.		1,696,999
72,329	Wal-Mart Stores, Inc.		3,218,640
	Total Consumer Staples		16,840,515

	ENERGY (13.7%)
40,725	Occidental Petroleum Corp.		4,388,119
38,875	Suncor Energy, Inc.		3,150,819
69,100	XTO Energy, Inc.		3,247,009
	Total Energy		10,785,947

	FINANCIALS (9.1%)
56	Berkshire Hathaway, Inc. (Class A)[1]		5,129,600
35,550	Freddie Mac		2,056,923
	Total Financials		7,186,523

	HEALTH CARE (8.3%)
37,575	Amgen, Inc.1		2,620,481
22,025	MedImmune, Inc.[1]		558,995
58,875	Novartis AG ADR		3,309,953
	Total Health Care		6,489,429

	INDUSTRIALS (6.2%)
115,100	Allied Waste Industries, Inc.[1]		1,169,416
107,200	Waste Management, Inc.		3,685,536
	Total Industrials		4,854,952

	INFORMATION TECHNOLOGY (15.0%)
123,090	Dell, Inc.[1]		2,668,591
54,875	First Data Corp.		2,241,644
58,575	Fiserv, Inc.[1]		2,557,385
178,713	Microsoft Corp.		4,294,473
	Total Information Technology		11,762,093

	MATERIAL (2.2%)
32,150	Praxair, Inc.		1,763,106
	Total Material		1,763,106
	TOTAL COMMON STOCKS (cost $66,998,010)		70,803,301

BBH TAX-EFFICIENT EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2006 (unaudited)

Principal
Amount			Value
	SHORT-TERM INVESTMENT (9.4%)
$7,400,000	U.S. Treasury Bill 4.92%, 08/24/06		$7,377,038
	TOTAL SHORT-TERM INVESTMENT (cost $7,376,739)		7,377,038

TOTAL INVESTMENTS (identified cost $74,374,749)[2]		99.4%	$78,180,339
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		0.6	442,653
NET ASSETS		100.0%	$78,622,992

[1] Non-income producing security.

[2] The aggregate cost for federal income tax purposes is $74,374,749, the aggregate gross unrealized appreciation is $7,564,668, and the aggregate gross unrealized depreciation is $3,759,078, resulting in net unrealized appreciation of $3,805,590.

ADR - American Depositary Receipt.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.
Date of first use: 9/06.

 BBH BROAD MARKET FIXED INCOME FUND

 PORTFOLIO OF INVESTMENTS

 July 31, 2006 (unaudited)

 (expressed in U.S. dollars)

Principal
Maturity
Interest

Amount
Date
Rate
Value

ASSET BACKED SECURITIES (18.4%)

 $
1,870,000
Advanta Business Card Master Trust 2005-C1
08/22/11
5.835
%
$
1,881,063

1,350,150
Argent Securities, Inc. 2006-W5A
06/25/36
5.425

1,349,474

1,563,535
Capital Auto Receivables Asset Trust 2003-3
01/15/08
2.960

1,549,775

1,275,000
Capital One Auto Finance Trust 2006-A
11/15/10
5.330

1,273,506

70,000
Capital One Master Trust 2001-5
08/15/00
5.300

69,978

1,030,000
Capital One Multi-Asset Execution Trust 2003-B5
08/15/13
4.790

997,940

1,500,000
Capital One Multi-Asset Execution Trust 2006-A6
02/18/14
5.300

1,498,635

3,000,000
Capital One Multi-Asset Execution trust 2006-A7
03/17/14
5.399

2,999,062

18,197
Centex Home Equity 2005-B
03/25/35
4.050

18,127

2,500,000
Chase Issuance Trust 2005-A51
02/15/12
5.350

2,501,305

840,000
Citibank Credit Card Issuance Trust 2002-C2
02/18/14
6.950

884,183

2,400,000
Citibank Credit Card Issuance Trust 2006-A4
05/10/13
5.450

2,402,445

941,255
Countrywide Asset-Backed Certificates 2004-121
12/25/30
4.022

931,196

700,000
Countrywide Asset-Backed Certificates 2004-131
02/25/31
3.989

691,127

500,000
Countrywide Asset-Backed Certificates 2004-S1
03/25/20
3.872

491,697

124,880
Countrywide Home Equity Loan Trust 2004-N1
02/15/34
5.610

125,106

246,934
Countrywide Home Equity Loan Trust 2004-O1
02/15/34
5.610

247,480

221,159
Countrywide Home Equity Loan Trust 2004-Q1
12/15/33
5.630

221,793

98,596
Credit-Based Asset Servicing and Securitization1,2
06/25/32
5.967

98,645

1,650,000
Credit-Based Asset Servicing and Secutization2
06/25/32
6.080

1,650,000

624,214
Federated CBO II, Ltd.2
07/10/12
8.630

639,820

955,358
Gleacher CBO Ltd 2000-1A1,2
05/09/12
5.711

956,791

13,983
GMAC Mortgage Corp. Loan Trust 2003-HE2
06/25/25
3.140

13,929

45,000
Gracechurch Card Funding Plc
08/15/08
2.700

44,958

627,407
Massachusetts RRB Special Purpose Trust 2005-1
09/15/08
3.400

625,869

2,800,000
MBNA Credit Card Master Note Trust 2005-A1
09/15/10
4.200

2,748,656

2,000,000
MBNA Credit Card Master Note Trust 2006-C3
10/15/13
5.620

2,001,250

2,340,000
Metris Master Trust 2005-1A1,2
03/21/11
7.225

2,343,202

2,047,129
Navistar Financial Corp Owner Trust 2003-AA
11/15/09
2.240

2,016,165

1,400,000
Nissan Auto Receivables Owner Trust 2006-B
11/15/11
5.220

1,397,174

1,937,681
Residential Asset Securities Corp.
06/25/36
5.425

1,937,666

322,386
SLM Student Loan Trust
04/25/14
5.130

322,540

5,900,000
Usaa Auto Owner Trust 2005-1
11/15/11
4.130

5,765,654

340,551
WFS Financial Owner Trust 2003-1C
09/20/10
3.560

339,182

712,818
WFS Financial Owner Trust 2003-2C
12/20/10
3.050

706,112

Total Asset Backed Securities

(Identified cost $43,829,245)
43,741,505

COLLATERALIZED MORTGAGE BACKED SECURITIES (5.1%)

1,350,000
Bear Stearns Commercial Mortgage 2006-PWR111
03/11/39
5.577

1,348,025

1,500,000
Bear Stearns Commercial Mortgage Securities 2006-T221
04/12/38
5.634

1,500,428

273,982
Credit-Based Asset Servicing and Securitization 2003-CB3
12/25/32
2.879

263,338

2,000,000
Merrill Lynch Mortgage Trust 2006-C1A
05/12/39
5.799

2,010,784

1,774,403
Morgan Stanley Capital 1 2006-HQ8
03/12/44
5.124

1,760,322

1,400,000
Morgan Stanley Capital I 2006-T21
10/12/52
5.090

1,376,780

60,991
Residential Asset Mortgage Products, Inc. 2004-RS4
01/25/30
4.003

60,714

700,000
Residential Asset Mortgage Products, Inc. 2004-RS7
07/25/28
4.450

692,009

1,061,136
Residential Asset Securities Corp. 2004-KS111
01/25/34
5.655

1,063,383

2,100,000
Wachovia Bank Commercial Mortgage Trust 2006-C25
05/15/43
5.684

2,109,753

Total Collateralized Mortgage Backed Securities

(Identified cost $12,264,226)
12,185,536

 BBH BROAD MARKET FIXED INCOME FUND

 PORTFOLIO OF INVESTMENTS (continued)

 July 31, 2006 (unaudited)

 (expressed in U.S. dollars)

Principal
Maturity
Interest

Amount
Date
Rate
Value

CORPORATE BONDS (27.0%)

AGRICULTURE (0.2%)

 $
210,000
Altria Group, Inc.
07/01/08
7.650
%
$
217,769

375,000
Reynolds American, Inc.2
07/15/15
7.300

375,246

593,015

AUTO MANUFACTURERS (0.9%)

1,090,000
DaimlerChrysler NA Holdings Corp.
01/15/08
4.750

1,074,281

845,000
DaimlerChrysler NA Holdings Corp.
06/15/10
4.875

814,184

100,000
DaimlerChrysler NA Holdings Corp.
11/15/13
6.500

101,080

1,989,545

AUTO PARTS & EQUIPMENT (0.1%)

200,000
Commercial Vehicle Group, Inc.
07/01/13
8.000

189,750

BANKING (0.5%)

600,000
Korea Development Bank
03/02/09
3.875

576,025

585,000
Popular North America, Inc.
10/01/08
3.875

563,464

1,139,489

BEVERAGES (0.9%)

1,000,000
Cia Brasileira de Bebidas
09/15/13
8.750

1,115,000

380,000
Coors Brewing Co.
05/15/12
6.375

389,215

545,000
Diageo Finance BV
04/01/13
5.500

536,609

2,040,824

BUILDING MATERIALS (0.4%)

1,060,000
York International Corp.
08/15/06
6.625

1,060,195

CHEMICALS (0.1%)

300,000
PolyOne Corp.3
05/01/12
8.875

299,625

Commercial Services (1.0%)

300,000
Avis Budget Car Rental LLC2
05/15/16
7.750

292,500

1,000,000
Cendant Corp.
08/15/06
6.875

1,000,289

740,000
Centex Corp.
02/01/11
7.875

788,272

25,000
Corrections Corp. of America
05/01/11
7.500

25,250

240,000
Dollar Financial Group, Inc.
11/15/11
9.750

257,400

2,363,711

COMPUTERS (0.2%)

540,000
Computer Sciences Corp.
06/15/11
7.375

572,982

CONSUMER STAPLES (0.3%)

605,000
Fortune Brands, Inc.
01/15/11
5.125

585,944

DIVERSIFIED FINANCIAL SERVICES (6.6%)

965,000
Associates Corp. of North America
11/01/08
6.250

980,700

760,000
AXA Financial, Inc.
08/01/10
7.750

813,832

880,000
Bear Stearns & Co., Inc.
12/07/09
7.625

937,592

250,000
Capital One Bank
06/15/09
5.000

246,109

760,000
Capital One Financial Corp.
02/21/12
4.800

721,818

935,000
CIT Group, Inc.
02/01/10
4.250

897,138

800,000
Countrywide Home Loans, Inc.
12/19/07
4.250

786,004

2,540,000
Countrywide Home Loans, Inc.
09/15/09
4.125

2,433,731

200,000
E*Trade Financial Corp.
06/15/11
8.000

205,500

500,000
Felcor Lodging LP
06/01/11
9.570

513,125

1,415,000
FIA Credit Services NA
06/15/12
6.625

1,484,755

1,575,000
General Electric Capital Corp.
03/04/08
4.125

1,543,722

400,000
Host Marriot LP
11/01/13
7.125

400,500

1,660,000
International Lease Finance Corp.
09/01/10
4.875

1,620,313

1,000,000
Morgan Stanley
04/01/14
4.750

928,716

1,235,000
SLM Corp.
07/26/10
4.500

1,187,178

15,700,733

 BBH BROAD MARKET FIXED INCOME FUND

 PORTFOLIO OF INVESTMENTS (continued)

 July 31, 2006 (unaudited)

 (expressed in U.S. dollars)

Principal
Maturity
Interest

Amount
Date
Rate
Value

CORPORATE BONDS (continued)

ELECTRIC (0.4%)

 $
455,000
Dominion Resources, Inc.
12/15/10
4.750
%

$
437,499

300,000
NiSource Finance Corp.
11/01/06
3.200

298,150

50,000
NRG Energy, Inc.
02/01/16
7.375

48,875

784,524

ENERGY (0.7%)

1,700,000
Halliburton Co.
08/01/06
6.000

1,700,000

ENTERTAINMENT (0.2%)

450,000
Pinnacle Entertainment, Inc.
10/01/13
8.750

473,625

FOOD (0.3%)

350,000
Chiquita Brands International, Inc.
12/01/15
8.875

315,000

455,000
Sara Lee Corp.
09/15/11
6.250

458,369

773,369

FOREST PRODUCTS & PAPER (0.6%)

400,000
Abitibi-Consolidated, Inc.3
08/01/10
8.550

385,500

500,000
Bowater, Inc.
03/15/10
8.329

503,750

520,000
International Paper Co.
10/30/12
5.850

520,617

125,000
Verso Paper Holdings LLC2
08/01/14
9.235

125,781

1,535,648

GAS (0.3%)

660,000
Sempra Energy
02/01/13
6.000

660,383

HEALTHCARE-SERVICES (0.5%)

1,142,000
Anthem, Inc.(bb WellPoint, Inc.)
09/01/07
3.500

1,113,035

INDUSTRIALS (1.8%)

350,000
Ahern Rentals, Inc.
08/15/13
9.250

353,500

400,000
Allied Waste North America, Inc.2
05/15/16
7.125

381,000

2,000,000
Burlington Northern RR Co.
10/01/06
9.250

2,011,536

415,000
Honeywell International, Inc.
03/15/16
5.400

404,953

1,175,000
Tyco International Group SA
08/01/06
5.800

1,175,000

4,325,989

INSURANCE (1.3%)

480,000
Commerce Group, Inc.
12/09/13
5.950

470,324

700,000
Everest Reinsurance Holdings
10/15/14
5.400

659,190

1,240,000
MetLife, Inc.
12/01/11
6.125

1,267,377

760,000
XL Capital, Ltd.
09/15/14
5.250

708,011

3,104,902

LODGING (1.2%)

400,000
Boyd Gaming Corp.
12/15/12
7.750

398,000

1,080,000
Harrah's Operating Company, Inc.
07/01/10
5.500

1,059,827

400,000
MGM Mirage
02/01/11
8.375

411,000

460,000
Resorts International Hotel & Casino, Inc
03/15/09
11.500

492,200

377,000
Riviera Holdings Corp.
06/15/10
11.000

396,792

2,757,819

MEDIA (1.5%)

350,000
Adelphia Communications Corp.4
03/01/07
9.875

204,750

1,240,000
Comcast Corp.
03/15/11
5.500

1,228,635

350,000
EchoStar DBS Corp.2
02/01/16
7.125

343,875

1,830,000
Time Warner, Inc.
04/15/11
6.750

1,883,240

3,660,500

OIL & GAS (0.7%)

705,000
Pemex Project Funding Master Trust
02/01/09
7.875

733,200

255,000
Pemex Project Funding Master Trust
12/15/14
7.375

271,582

625,000
Petronas Capital, Ltd.2
05/22/12
7.000

662,793

1,667,575

PACKAGING & CONTAINERS (0.3%)

325,000
Owens-Brockway Glass Container, Inc.
12/01/14
6.750

304,688

325,000
Smurfit-Stone Container Enterprises, Inc.
07/01/12
8.375

309,156

613,844

 BBH BROAD MARKET FIXED INCOME FUND

 PORTFOLIO OF INVESTMENTS (continued)

 July 31, 2006 (unaudited)

 (expressed in U.S. dollars)

Principal
Maturity
Interest

Amount
Date
Rate
Value

CORPORATE BONDS (continued)

PHARMACEUTICALS (0.7%)

 $
680,000
Abbott Laboratories
05/15/11
5.600
%
$
682,192

960,000
WYETH
03/15/11
6.700

1,010,015

1,692,207

REAL ESTATE (0.5%)

680,000
Brookfield Asset Management, Inc.
06/15/12
7.125

714,250

525,000
EOP Operating LP
01/15/09
6.800

538,234

1,252,484

REITS (0.3%)

650,000
Simon Property Group LP
06/15/08
7.000

665,337

RETAIL (0.1%)

250,000
Bon-Ton Department Stores, Inc.2
03/15/14
10.250

230,000

SAVINGS & LOANS (0.4%)

1,100,000
Washington Mutual, Inc.
01/15/09
4.000

1,061,376

STORAGE / WAREHOUSING (0.0%)

100,000
Mobile Services Group, Inc.2
08/01/14
9.750

101,250

TELECOMMUNICATIONS (3.8%)

345,000
America Movil SA de CV Series L
03/01/09
4.125

331,198

555,000
AT&T, Inc.
09/15/09
4.125

531,794

1,500,000
AT&T, Inc.
03/15/11
6.250

1,529,490

400,000
AT&T, Inc.
09/15/14
5.100

375,418

1,300,000
Deutsche Telekom International Finance BV
06/15/10
8.000

1,402,925

355,000
France Telecom SA
03/01/11
7.750

384,576

420,000
GTE California, Inc.
01/15/09
5.500

418,809

575,000
KT Corp.2
07/15/15
4.875

526,615

96,000
Motorola, Inc.
11/15/10
7.625

103,463

945,000
New Cingular Wireless Services, Inc.
03/01/11
7.875

1,025,269

500,000
Qwest Communications International, Inc.
02/15/09
8.905

509,375

500,000
Rogers Wireless, Inc.
12/15/10
8.454

513,750

850,000
Sprint Capital Corp.
01/30/11
7.625

907,219

480,000
Telecom Italia Capital
01/15/10
4.000

451,791

9,011,692

TRANSPORTATION (0.2%)

495,000
MISC Capital, Ltd.2
07/01/09
5.000

485,968

Total Corporate Bonds

(Identified cost $64,407,612)
64,207,340

FOREIGN GOVERNMENT BONDS (3.9%)

 SEK
60,000,000
Government of Sweden
08/12/15
4.500

8,742,085

 $
480,000
United Mexican States
01/16/13
6.375

493,440

Total Foreign Government Bonds

(Identified cost ($9,076,298)
9,235,525

U.S. GOVERNMENT AGENCY OBLIGATIONS (20.2%)

1,000,000
Federal Home Loan Bank5
10/13/06
2.100

993,186

248,786
Federal National Mortgage Assoc.
08/01/06
7.490

248,204

85,586
Federal National Mortgage Assoc.
07/01/07
7.620

86,018

250,000
Federal National Mortgage Assoc.
05/01/08
3.720

244,901

2,500,000
Federal National Mortgage Assoc.
09/02/08
4.000

2,433,810

80,199
Federal National Mortgage Assoc.
04/25/15
5.500

79,922

76,624
Federal National Mortgage Assoc.
04/01/17
6.500

77,769

196,385
Federal National Mortgage Assoc.
03/01/20
4.500

187,641

170,000
Federal National Mortgage Assoc.
10/25/21
6.000

171,285

9,081
Federal National Mortgage Assoc.
12/01/28
7.500

9,423

5,534
Federal National Mortgage Assoc.
04/01/29
7.500

5,743

6,775
Federal National Mortgage Assoc.
04/01/29
7.500

7,031

19,267
Federal National Mortgage Assoc.
12/01/30
7.500

19,988

270,000
Federal National Mortgage Assoc.
03/25/31
5.500

264,793

293,564
Federal National Mortgage Assoc.
07/01/32
7.000

301,488

166,610
Federal National Mortgage Assoc.
10/01/33
6.000

166,118

168,380
Federal National Mortgage Assoc.
11/25/33
5.500

167,119

143,424
Federal National Mortgage Assoc.
03/01/34
4.500

132,460

85,292
Federal National Mortgage Assoc.
02/01/35
5.500

83,201

 BBH BROAD MARKET FIXED INCOME FUND

 PORTFOLIO OF INVESTMENTS (continued)

 July 31, 2006 (unaudited)

 (expressed in U.S. dollars)

Principal
Maturity
Interest

Amount
Date
Rate
Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)

 $
174,345
Federal National Mortgage Assoc.
09/01/35
5.500
%
$
169,430

13,600,000
Federal National Mortgage Assoc.
08/01/36
5.500

13,204,757

165,000
Federal National Mortgage Assoc.
02/25/44
5.950

163,800

2,000,000
Federal National Mortgage Assoc. (TBA 30YR)
05/01/36
5.000

1,892,500

8,000,000
Federal National Mortgage Assoc. (TBA 30YR)
05/01/36
6.500

8,092,496

2,500,000
FHLMC Gold Guaranteed
03/21/11
5.875

2,542,187

97,521
FHLMC Gold Guaranteed
08/15/13
4.000

95,764

190,000
FHLMC Gold Guaranteed
08/15/13
4.500

186,974

3,000,000
FHLMC Gold Guaranteed
06/27/16
5.750

3,034,095

649,905
FHLMC Gold Guaranteed
05/01/19
4.000

606,062

2,157,398
FHLMC Gold Guaranteed
05/01/19
4.000

2,011,860

1,233,795
FHLMC Gold Guaranteed
12/01/19
4.000

1,150,563

3,552,680
FHLMC Gold Guaranteed
02/01/20
4.000

3,313,016

175,000
FHLMC Gold Guaranteed
05/15/28
5.500

173,649

180,000
FHLMC Gold Guaranteed
01/15/29
5.500

177,561

1,608,091
FHLMC Gold Guaranteed
10/01/34
5.500

1,567,941

105,000
FHLMC Gold Guaranteed
10/15/34
5.500

101,369

195,143
FHLMC Gold Guaranteed
11/01/35
5.000

184,644

146,398
FHLMC Gold Guaranteed
12/01/35
5.000

138,521

112,302
FHLMC Gold Guaranteed
12/01/35
5.000

106,260

3,455,302
General National Mortgage Assoc.
11/15/35
5.000

3,300,347

114,278
General National Mortgage Assoc.1
08/20/29
4.500

113,975

Total U.S. Government Agency Obligations

(Identified cost $48,315,574)
48,007,871

U.S. TREASURY NOTES AND BONDS (20.7%)

2,463,600
U.S. Treasury Bonds
05/15/06
6.650

3,111,643

8,537,842
U.S. Treasury Bonds
01/15/07
3.375

8,550,179

11,000,000
U.S. Treasury Bonds
02/15/16
4.500

10,595,233

12,243,240
U.S. Treasury Bonds
01/15/26
2.000

11,438,345

400,000
U.S. Treasury Bonds
08/15/28
5.500

407,000

15,040,800
U.S. Treasury Notes
02/28/11
4.500

15,158,299

Total U.S. Treasury Notes and Bonds

(Identified cost $48,749,009)
49,260,699

SHORT-TERM INVESTMENTS (13.3%)

913,677
Brown Brothers Investment Trust Securities

Lending Fund6
913,677

30,800,000
Federal Home Loan Bank
08/01/06
0.000
30,800,000

Total Short-Term Investments

(Identified cost $31,713,677)
31,713,677

 TOTAL INVESTMENTS (Identified cost $258,355,641)7
108.6
%
$
258,352,153

 LIABILITIES IN EXCESS OF OTHER ASSETS
(8.6)

(20,368,090)

 NET ASSETS
100.0%
%
$
237,984,063

 1 Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the July 31, 2006 coupon rate.

 2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at July 31, 2006 was $9,087,705, or 3.8% of net assets

 3 Security, or a portion thereof, on loan.

 4 Defaulted security, Fund is not currently accruing income on security.

 5 Security held as collateral on futures contracts.

 6 Affiliated Issuer.

 7 The aggregate cost for federal income tax purposes is $258,355,641, the aggregate gross unrealized appreciation is $2,434,424, and the aggregate gross unrealized depreciation is $2,437,912, resulting in net unrealized depreciation of $3,488.

 BBH BROAD MARKET FIXED INCOME FUND

 PORTFOLIO OF INVESTMENTS (continued)

 July 31, 2006 (unaudited)

 A summary of obligations under open forward foreign currency exchange contracts outstanding at

 July 31, 2006 is as follows:

Unrealized

Termination
Appreciation

Currency
Contracts to Receive/(Deliver)
Date
(Depreciation)

HKD
884,401
12/27/06
$(884,430)

HKD
(6,845,000)
12/27/06
$884,401

SEK
8,990,474
08/31/06
$8,990,474

SEK
(65,120,700)
08/31/06
$(9,047,721)

 A summary of obligations under open futures contracts at July 31, 2006 is as follows:

Unrealized

Expiration

Base Contract
Appreciation

 Position
Date
Contracts
Note/Bond
Value
(Depreciation)

 Long
03/2007
63
90 Day Euro$
$14,905,800
($27,563)

 Long
06/2007
63
91 Day Euro$
$14,923,125
($14,963)

 Long
09/2007
63
92 Day Euro$
$14,934,150
($5,513)

 Long
12/2007
64
93 Day Euro$
$15,174,400
$32,800

 Short
09/2006
171
U.S. 2Yr Treasury Note
$34,793,158
($48,095)

 As of July 31, 2006, the Fund had segregated sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

 At July 31, 2006, the Fund had the following open swap agreements:

Notional Amount
Description
Amount Due from (to) Broker at Value

25,000,000
Agreement with Morgan Stanley terminating 03/14/11 to pay
2,500

a fixed rate of 5.254% interest and receive the 3 months

LIBOR paid quarterly.

30,000,000
Agreement with Citigroup terminating 05/11/11 to pay
3,000

a fixed rate of 5.488% interest and receive the 3 months

LIBOR paid quarterly.

10,000,000
Agreement with Goldman Sachs terminating 05/16/16 to pay
1,000

a fixed rate of 5.703% interest and receive the 3 months

LIBOR paid quarterly.

12,000,000
Agreement with CDS terminating 06/20/11 to pay
171,500

a 5 year variable rate

25,000,000
Agreement with Barclays terminating12/20/2006 to pay
412,692

and receive the 3 months LIBOR paid quarterly.

LIBOR - London Interbank Offered Rate

 As of July 31, 2006, the Fund had segregated sufficient cash to cover any accrued but unpaid net amounts owed to a swap counterparty.

 Currency Abbreviations:

SKN - Swedish Krone

 Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.

 These portfolio holdings are not intended to be and do not constitute recommendations that others buy,

 sell, or hold any of the securities listed.

 For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.

 You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.

 Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

 The BBH Fund Family is managed by Brown Brothers Harriman. The Distributor is Edgewood Services, Inc.

 Date of first use: 9/06.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the registrant's
     disclosure controls and procedures as conducted
     within 90 days of the filing date of this Form N-Q,
     the registrant's principal financial officer and
     principal executive officer have concluded that
     those disclosure controls and procedures provide
     reasonable assurance that the material information
     required to be disclosed by the registrant on this
    report is recorded, processed, summarized and
    reported within the time periods specified in
    the Securities and Exchange Commission's rules
    and forms.

(b) There were no significant changes in the
    registrant's internal controls or in other
    factors that could significantly affect
    these controls subsequent to the date of
    their evaluation.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)
    under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)
SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this
report to be signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant) BBH FUND, INC.
             -----------------------------

By (Signature and Title)*   /s/John A. Nielsen
                           ---------------------------
                           John A. Nielsen
                           President
                           (Principle Executive Officer)

Date:  September 28, 2006

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below
by the following persons on behalf of the
registrant and in the capacities and on the
dates indicated.

By (Signature and Title)* /s/Charles Schreiber
                          -------------------------
                          Charles Schreiber, Treasurer
                          (Principal Financial Officer)

Date: September 28, 2006

* Print name and title of each signing
officer under his or her signature.